Income Taxes - Reconciliation of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets related to:
Accrued expenses	$ 1,764	$ 1,897
Insurance reserves	4,461	3,596
Facility closure reserves	1,128	1,486
Stock-based compensation expense	8,066	7,943
Accounts receivable	658	921
Inventories	6,394	5,117
Operating loss and credit carryforwards	106,593	116,926
Goodwill and other intangible assets	1,999	2,593
Property, plant and equipment	5,931	6,307
Other	512	435
Total	137,506	147,221
Valuation allowance	(133,183)	(143,682)	$ (127,700)	$ (112,392)
Total deferred tax assets	4,323	3,539
Deferred tax liabilities related to:
Prepaid expenses	(2,223)	(1,383)
Goodwill and other intangible assets	(8,281)	(7,812)
Total deferred tax liabilities	(10,504)	(9,195)
Net deferred tax liability	$ (6,181)	$ (5,656)